Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss

	Year ended December 31,
	2025	2024 (As Restated)	2023 (As Restated)
	(in thousands)
Currency translation adjustments	$(74,624)	$(234,075)	$(149,148)
Remeasurement of retirement benefit obligations, net of tax	6,090	1,726	7,803
Cash flow hedge	—	2,420	(2,161)
Total	$(68,534)	$(229,929)	$(143,506)